UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21344
                                                    ----------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                  FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE
                                   INCOME FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                                NOVEMBER 30, 2004

 Shareholder Letter ................................................    1

 Portfolio Components ..............................................    2

 Portfolio of Investments ..........................................    3

 Statement of Assets and Liabilities ...............................    8

 Statement of Operations ...........................................    9

 Statement of Changes in Net Assets ................................   10

 Statement of Cash Flows ...........................................   11

 Financial Highlights ..............................................   12

 Notes to Financial Statements .....................................   13

 Dividend Reinvestment Plan ........................................   18

 Proxy Voting Policies and Procedures ..............................   19

 Portfolio Holdings ................................................   19










                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand how the Fund's performance and characteristics compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2004

Dear Shareholders:

In our last correspondence back in July, we focused our discussion on the strength of the U.S. economy and noted that the Federal Reserve had just raised its target for the Federal Funds Rate from 1.00% to 1.25%. As we now know, the Fed was just getting started. We would like to add some comments regarding the U.S. economic expansion to the discussion this time around.

For the period May 31, 2004 through November 30, 2004, which marked the midway point of the First Trust/Four Corners Senior Floating Rate Income Fund's
(the "Fund") fiscal year, the Fund's market price and net asset value (NAV) performance diverged. During the six months, the Fund posted a market share price total return of -5.2%, while the Fund's NAV total return was up 3.7%.
In September, the Fund increased its monthly dividend by 4.8% from $0.0883 per share (the amount it had been distributing monthly since it's initial dividend in December 2003) to $0.0925. In December, we were pleased to announce that in January the Fund's monthly dividend would be increased 2.5% from $0.0925 to $0.0948. In the press release announcing the increase, we commented that based on the Fund's closing market share price of $18.65 on December 17, the $0.0948 dividend would equate to an annualized distribution rate of 6.10%. We believe this yield to be attractive in this economic climate relative to other senior loan closed-end funds as well as many fixed-rate securities in general. Investors should know that First Trust/Four Corners Senior Floating Rate Income Fund (ticker symbol "FCM") is a pure-play on senior floating-rate loans; the Fund does not own, and is prohibited by its prospectus from purchasing any high yield or fixed-rate corporate bonds that often exhibit high price volatility.

The economic climate that we speak of is one of a sustained expansion accompanied by measured rate increases from historically low interest rate levels. The U.S. economy posted an upwardly revised 4.0% gross domestic product growth rate in the third quarter, despite high energy prices and the war in Iraq, marking the 12th consecutive quarter of economic expansion dating back to the fourth quarter of 2001. This expansion coupled with a healthy stream of new job creation, a weak dollar and large deficits, in our opinion, has motivated the Federal Reserve to tighten monetary policy on five separate occasions since mid-2004, pushing the Fed Funds Target Rate from 1.00% to 2.25%. In general, a rising rate climate normally translates into a higher level of income generated by senior loans - but normally with a lag of 45 to 90 days to allow for portfolio resets. However, strong investor inflows into the senior loan asset class during calendar 2004, while having driven loan prices higher, have narrowed credit spreads. The impact of these events on FCM is twofold: first, some (but not all) of the anticipated increase in income normally associated with rising short-term interest rates was offset by the lower spreads, and second, NAV performance was helped through price appreciation of the portfolio's loans. This was especially true for more actively managed funds, such as FCM.

The strong economic base, in our opinion, is constructive for the senior loan asset class in that default rates tend to decline below their long-term moving averages when corporate revenues and profits are characterized as strong. As of November 30, 2004, the S&P/LSTA Leveraged Loan Index default rate stood at 1.15%, well below long-term averages.

In closing, in our opinion, the decline in the market share price of the Fund since the end of September is not a reflection of the performance of the underlying portfolio, which has performed quite well, but rather is primarily a reflection of temporary supply/demand imbalances brought on by the heavy issuance of other new senior loan funds since June, and secondarily, the short-term trading biases of some investors around year-end.

Please see the following page for a graphical depiction of the Fund's portfolio. The detailed holdings are shown on the Portfolio of Investments schedule.

We appreciate your continued confidence in our Fund.

Sincerely,

/S/JAMES A. BOWEN
James A. Bowen
President of the First Trust/Four Corners Senior Floating Rate Income Fund January 12, 2005

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2004 (UNAUDITED)



                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS
Media                                   19.4%
Hotels, Restaurants & Leisure            7.5%
Electric Utilities                       7.4%
Healthcare Providers & Services          6.8%
Repurchase Agreement                     6.0%
Commercial Services & Supplies           5.6%
Household Durables                       5.5%
Containers & Packaging                   4.1%
Oil & Gas                                4.0%
Real Estate                              3.7%
Food Products                            3.1%
Diversified Telecommunication Services   3.1%
Building Products                        2.6%
Aerospace & Defense                      2.4%
Specialty Retail                         2.0%
Transportation Infrastructure            1.9%
Wireless Telecommunication Services      1.6%
Food & Staples Retailing                 1.3%
Paper & Forest Products                  1.3%
IT Services                              1.3%
Chemicals                                1.3%
Personal Products                        1.3%
Diversified Financial Services           1.0%
Auto Components                          0.7%
Beverages                                0.7%
Insurance                                0.7%
Pharmaceuticals                          0.7%
Semiconductors & Semiconductor Equipment 0.7%
Leisure Equipment & Products             0.7%
Electronic Equipment & Instruments       0.6%
Healthcare Equipment & Supplies          0.5%
Automobiles                              0.5%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments schedules are based on net assets.


                     See Notes to Financial Statements.                   Page 2

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - 157.9%

              AEROSPACE & DEFENSE - 3.8%
$    399,661  DRS Technologies, Inc., Term Loan, 11/04/10 ............  $     403,158
   2,220,588  ILC Industries, Inc., Term Loan 2nd Lien, 2/07/11 ......      2,242,794
     969,231  Standard Aero Holdings, Inc., Term Loan B, 8/24/12 .....        981,346
                                                                        --------------
                                                                            3,627,298
                                                                        --------------

              AUTO COMPONENTS - 1.1%
   1,000,000  Environmental Systems Products Holdings, Inc.,
                 Term Loan 2nd Lien, 12/12/10 ........................      1,032,500
                                                                        --------------

              AUTOMOBILES - 0.8%
              NFIL Holdings Corp.
     190,476     Term Loan A, 2/27/10 ................................        192,143
     556,214     Term Loan B, 2/27/10 ................................        561,081
                                                                        --------------
                                                                              753,224
                                                                        --------------

              BEVERAGES - 1.1%
   1,000,000  Culligan Corp., Term Loan, 9/30/11 .....................      1,016,667
                                                                        --------------

              BUILDING PRODUCTS - 4.2%
     962,500  Headwaters, Inc., Term Loan B 1st Lien, 4/30/11 ........        974,532
   2,000,000  Landsource Communities Development LLC,
                 Term Loan B, 3/31/10 ................................      2,030,000
     971,000  PGT Industries, Inc., Term Loan 1st Lien, 2/07/10 ......        984,351
                                                                        --------------
                                                                            3,988,883
                                                                        --------------

              CHEMICALS - 2.1%
   2,000,000  Rockwood Specialties, Inc., Term Loan B, 7/30/12 .......      2,009,642
                                                                        --------------

              COMMERCIAL SERVICES & SUPPLIES - 9.0%
   1,000,000  Allied Security Holdings LLC, Term Loan, 6/30/10 .......      1,010,000
   1,565,217  Duratek, Inc., Term Loan, 12/16/09 .....................      1,560,326
   1,958,855  Infrasource, Inc., Term Loan, 9/30/10 ..................      1,968,649
   1,970,038  Monitronics International, Inc., Term Loan B, 8/26/09 ..      1,993,432
   1,000,000  Quanta Services, Inc., Term Loan, 6/19/08 ..............      1,012,500
     997,500  SecurityCo, Inc., Term Loan B, 6/28/10 .................      1,006,228
                                                                        --------------
                                                                            8,551,135
                                                                        --------------

              CONTAINERS & PACKAGING - 6.7%
   1,734,850  Berry Plastics Corp., Term Loan, 6/30/10 ...............      1,755,812
              Boise Cascade, LLC
     520,548     Term Loan B, 10/28/11 ...............................        529,115
     479,452     Term Loan C, 10/29/10 ...............................        482,612
   1,000,000  Graham Packaging Holdings Company,
                 Term Loan B 1st Lien, 10/07/11 ......................      1,014,286
   1,912,139  Graphic Packaging International, Inc.,
                 Term Loan C, 8/08/10 ................................      1,946,079
     595,238  Owens-Illinois Group, Inc., Term Loan B-1, 4/01/08 .....        606,771
                                                                        --------------
                                                                            6,334,675
                                                                        --------------

              DIVERSIFIED FINANCIAL SERVICES - 1.6%
   1,496,250  Refco Finance Holdings LLC, Term Loan, 8/05/11 .........      1,511,587
                                                                        --------------





                      See Notes to Financial Statements.                  Page 3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
$    712,753  GCI Holdings, Inc., Term Loan, 10/31/07 ................  $     716,762
     986,842  Language Line Acquisitions, Inc., Term Loan B, 5/31/11 .        997,944
   2,000,000  NTL Investment Holdings Ltd., Term Loan, 5/10/12 .......      2,014,166
   1,000,000  Valor Telecommunications Enterprises, LLC,
                 Term Loan B, 11/10/11 ...............................      1,010,750
                                                                        --------------
                                                                            4,739,622
                                                                        --------------

              ELECTRIC UTILITIES - 18.8%
   1,590,012  Allegheny Energy Supply Company, Inc.,
                 Term Loan B, 3/08/11 ................................      1,617,043
   2,000,000  Astoria Energy LLC, Term Loan 1st Lien, 4/16/12 ........      2,026,666
   2,959,482  CenterPoint Energy, Inc., Term Loan, 10/07/06 ..........      2,965,031
     500,000  Mission Energy Holdings International, LLC,
                 Term Loan, 12/11/06 .................................        500,781
              NRG Energy, Inc.,
     567,271     L of C, 12/23/10*** .................................        582,304
   1,001,293     Term Loan, 6/23/10 ..................................      1,027,827
   3,000,000  Reliant Resources, Inc., Revolving Credit, 3/15/07+ ....      2,991,876
   1,114,135  Riverside Energy Center, LLC, Term Loan, 6/24/11 .......      1,119,705
              Rocky Mountain Energy Center, LLC
      84,958     L of C, 6/24/11*** ..................................         85,383
     800,907     Term Loan, 6/24/11 ..................................        804,912
   4,250,000  Saguaro Utility Group I Corp.,
                 Term Loan DD, 3/25/11+ ..............................      4,202,187
                                                                        --------------
                                                                           17,923,715
                                                                        --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
     940,667  Cinram International, Inc., Term Loan D, 9/30/09 .......        951,544
                                                                        --------------
              FOOD & STAPLES RETAILING - 2.1%
   1,995,000  Jean Coutu Group (PJC) Inc., Term Loan B, 7/30/11 ......      2,025,605
                                                                        --------------
              FOOD PRODUCTS - 5.0%
   1,790,682  Nellson Nutraceutical, Inc.,
                 Term Loan 1st Lien, 10/04/09 ........................      1,705,625
              THL Food Products Company
   2,000,000     Term Loan, 11/21/11 .................................      2,053,750
     990,000     Term Loan B, 11/21/10 ...............................      1,003,612
                                                                        --------------
                                                                            4,762,987
                                                                        --------------
              HEALTHCARE EQUIPMENT & SUPPLIES - 0.9%
     817,950  Advanced Medical Optics, Inc., Term Loan, 6/25/09 ......        828,174
                                                                        --------------
              HEALTHCARE PROVIDERS & SERVICES - 11.0%
   1,000,000  Community Health Systems, Inc., Term Loan, 8/19/11 .....      1,007,813
   1,973,064  DaVita, Inc., Term Loan B-1, 6/30/09 ...................      1,996,802
   2,000,000  Encore Medical IHC, Inc., Term Loan, 10/04/10 ..........      2,032,500
     992,506  Team Health, Inc., Term Loan B, 3/23/11 ................        999,950
   1,496,250  U.S. Oncology Holding, Inc., Term Loan B, 8/20/11 ......      1,509,342
   1,000,000  Vanguard Health Systems, Inc., Term Loan B, 9/23/11 ....      1,015,250
   1,830,667  VWR International, Inc., Term Loan B, 4/07/11 ..........      1,862,704
                                                                        --------------
                                                                           10,424,361
                                                                        --------------





Page 4                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              HOTELS, RESTAURANTS & LEISURE - 12.1%
$  1,000,000  Aladdin Gaming LLC, Term Loan A, 8/31/10 ...............  $     962,500
   1,000,000  American Skiing Co., Term Loan 1st Lien, 9/28/10 .......      1,005,000
     997,500  Boyd Gaming Corp., Term Loan B, 6/30/11 ................      1,010,468
   2,437,500  Global Cash Access, LLC, Term Loan B, 3/10/10 ..........      2,480,156
   2,000,000  Marina District Finance Company, Inc.,
                 Term Loan B, 10/20/11 ...............................      2,013,334
   1,000,000  Pinnacle Entertainment, Inc., Term Loan, 8/27/10 .......      1,012,500
   1,000,000  Seminole Tribe of Florida, Term Loan, 9/30/11 ..........      1,008,750
   2,000,000  Wynn Las Vegas, LLC, Term Loan DD, 9/30/09 .............      1,998,750
                                                                        --------------
                                                                           11,491,458
                                                                        --------------
              HOUSEHOLD DURABLES - 8.8%
   2,216,667  Associated Materials, Inc., Term Loan, 8/29/10 .........      2,240,219
   2,000,000  Builders FirstSource, Inc., Term Loan 2nd Lien, 8/25/10       2,017,500
   1,000,000  Jostens IH Corp., Term Loan B, 10/04/11 ................      1,007,321
              Lake Las Vegas Joint Venture
   1,000,000     Term Loan 1st Lien, 11/01/09 ........................      1,004,375
   1,000,000     Term Loan 2nd Lien, 11/01/10 ........................      1,012,500
   1,049,217  Prestige Brands, Inc., Term Loan B, 4/06/11 ............      1,061,020
                                                                        --------------
                                                                            8,342,935
                                                                        --------------
              INSURANCE - 1.1%
     997,500  Conseco, Inc., Term Loan, 6/22/10 ......................      1,015,787
                                                                        --------------
              IT SERVICES - 2.1%
   1,989,822  The Titan Corp., Term Loan B, 6/30/09 ..................      2,012,830
                                                                        --------------
              LEISURE EQUIPMENT & PRODUCTS - 1.0%
   1,000,000  Brooklyn Basketball, LLC, Term Loan B, 6/16/08 .........        997,500
                                                                        --------------
              MEDIA - 31.1%
              Advertising Directory Solutions, Inc.
   1,000,000     Term Loan 1st Lien, 11/09/11 ........................      1,007,500
   1,000,000     Term Loan 2nd Lien, 5/09/12 .........................      1,020,250
              Cablecom GmbH
     500,000     Term Loan B, 4/15/12 ................................        503,750
     500,000     Term Loan C, 4/15/13 ................................        503,750
   3,000,000  Century Cable Holdings, LLC, Term Loan, 6/30/09 ........      2,977,500
   2,000,000  Charter Communications Operating, LLC,
                 Term Loan A, 4/27/10 ................................      1,973,076
   1,866,175  Dex Media West, LLC, Term Loan B, 3/09/10 ..............      1,880,949
   2,000,000  Freedom Communications, Inc., Term Loan B, 5/18/12 .....      2,031,000
   2,000,000  Gray Television, Inc., Term Loan C, 12/31/10 ...........      2,023,334
     578,550  Medianews Group, Inc., Term  Loan C, 12/30/10 ..........        581,925
   1,000,000  Mediacom Group, LLC, Term Loan B, 3/31/13 ..............      1,007,321
   1,000,000  Metro-Goldwyn-Mayer Studios, Inc.,
                 Term Loan B, 4/30/11 ................................      1,002,500
   1,000,000  NEP Supershooters, LP, Term Loan 1st Lien, 2/03/11 .....      1,015,625
   1,000,000  Newspaper Holdings, Inc., Term Loan A, 8/24/11 .........        997,500
     992,470  PanAmSat Corp., Term Loan B, 8/20/11 ...................        998,448
   2,000,000  Paxson Communications Corp.,
                 Floating Rate Note, 1/15/10 .........................      2,012,500



                       See Notes to Financial Statements.                 Page 5

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              MEDIA - CONTINUED
$  2,000,000  Raycom Media, Inc., Term Loan B, 4/06/12 ...............  $   2,022,500
     964,773  Regal Cinemas Corp., Term Loan B, 11/10/10 .............        973,215
     997,500  RH Donnelley Inc., Term Loan B-2, 6/30/11 ..............      1,006,114
   2,000,000  Salem Communications Holding Corp.,
                 Term Loan B, 3/31/10 ................................      2,020,000
   1,000,000  UPC Distribution Holding B.V.,
                 Term Loan F, 10/29/11 ...............................      1,010,625
     992,500  WMG Acquisition Corp., Term Loan, 2/28/11 ..............      1,007,387
                                                                        --------------
                                                                           29,576,769
                                                                        --------------
              OIL & GAS - 6.4%
   3,000,000  Alon USA, Inc., Term Loan B, 12/16/08 ..................      3,060,000
   1,003,445  El Paso Corp., L of C, 11/19/09*** .....................      1,007,566
   1,000,000  La Grange Acquisition, LP, Term Loan, 1/18/08 ..........      1,014,375
     980,357  Plains Resources, Inc., Term Loan, 7/23/10 .............        991,999
                                                                        --------------
                                                                            6,073,940
                                                                        --------------
              PAPER & FOREST PRODUCTS - 2.1%
     997,500  Appleton Papers, Inc., Term Loan B, 6/09/10 ............      1,007,974
     992,500  Solo Cup Company, Term Loan, 2/27/11 ...................      1,010,799
                                                                        --------------
                                                                            2,018,773
                                                                        --------------
              PERSONAL PRODUCTS - 2.1%
   1,990,000  American Safety Razor Company,
                 Term Loan B, 4/29/11 ................................      1,990,000
                                                                        --------------
              PHARMACEUTICALS - 1.1%
     997,500  Accredo Health, Inc., Term Loan B, 6/30/11 .............      1,006,228
                                                                        --------------
              REAL ESTATE - 5.9%
   1,875,578  CB Richard Ellis Services, Inc., Term Loan, 3/31/10 ....      1,888,472
   2,000,000  General Growth Properties, Inc., Term Loan B, 11/12/08 .      2,006,876
              Newkirk MLP
     620,126     Term Loan, 11/24/06 .................................        627,878
   1,036,213     Term Loan T-2, 11/24/06 .............................      1,049,166
                                                                        --------------
                                                                            5,572,392
                                                                        --------------
              SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 1.0%
   1,000,000  Memec Group Holdings Ltd.,
                 Term Loan B 2nd Lien, 6/15/10 .......................      1,000,000
                                                                        --------------
              SPECIALTY RETAIL - 3.2%
   1,000,000  Harbor Freight Tools USA, Inc., Term Loan, 7/15/10 .....      1,002,500
              United Industries Corp.
     997,500     Term Loan 2nd Lien, 9/30/11 .........................      1,013,709
     997,500     Term Loan B, 4/30/11 ................................      1,012,463
                                                                        --------------
                                                                            3,028,672
                                                                        --------------
              TRANSPORTATION INFRASTRUCTURE - 3.1%
     997,500  Horizon Lines Holding LLC, Term Loan, 7/07/11 ..........      1,013,294
   1,952,941  Sirva Worldwide, Inc., Term Loan, 12/01/10 .............      1,965,147
                                                                        --------------
                                                                            2,978,441
                                                                        --------------




Page 6                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              WIRELESS TELECOMMUNICATION SERVICES - 2.6%
$    992,500  Nextel Communications, Inc., Term Loan E, 12/15/10 .....  $     993,625
   1,500,000  Nextel Partners, Inc., Term Loan C, 5/31/11 ............      1,523,126
                                                                        --------------
                                                                            2,516,751
                                                                        --------------

              TOTAL SENIOR FLOATING RATE INTERESTS ...................    150,104,095
                                                                        --------------
              (Cost $142,310,706)

 REPURCHASE AGREEMENT - 9.6%
(Cost $9,200,000)
   9,200,000  Agreement with Wachovia Capital Markets, LLC,
                 1.96% dated 11/30/04, to be repurchased at
                 $9,200,501 on 12/01/04, collateralized by
                 $9,700,000 Freddie Mac Strip, zero coupon due
                 1/15/06 (Value $9,384,003) ..........................      9,200,000
                                                                        --------------

              UNFUNDED LOAN COMMITMENTS - (7.0)% .....................     (6,654,096)
                                                                        --------------

              TOTAL INVESTMENTS - 160.5% .............................    152,649,999
              (Cost $151,510,706)*


              NET OTHER ASSETS AND LIABILITIES - (0.6)% ..............       (562,555)
                                                                        --------------

              PREFERRED SHARES, AT LIQUIDATION VALUE - (59.9)% .......    (57,000,000)
                                                                        --------------

              NET ASSETS APPLICABLE TO
              COMMON SHAREHOLDERS - 100.0% ...........................  $  95,087,444
                                                                        ==============

----------------------------------------------------------------------
         +    Unfunded loan commitments. See footnote 2 for description.
         *    Aggregate cost for Federal tax purposes.
        **    All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
       ***    L of C - Letter of Credit.

                    See Notes to Financial Statements.                    Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)


ASSETS:
Investments, at value (See portfolio of investments) (a):
   Securities . .....................................................................................    $143,449,999
   Repurchase Agreement .............................................................................       9,200,000
                                                                                                         -------------
Total Investments ...................................................................................     152,649,999
Cash ................................................................................................       1,182,993
Receivable for investment securities sold ...........................................................       6,702,664
Interest receivable .................................................................................         809,795
Prepaid expenses ....................................................................................          11,975
                                                                                                         -------------
     Total Assets ...................................................................................     161,357,426
                                                                                                         -------------

LIABILITIES:
Payable for investment securities purchased .........................................................       8,945,080
Investment advisory fee payable .....................................................................         107,279
Audit and legal fee payable .........................................................................          80,018
Accumulated unpaid dividends on Taxable Money Market Cumulative Preferred(R)Shares ..................          63,119
Trustees' fee payable ...............................................................................          20,163
Custodian fee payable ...............................................................................          13,025
Payable to administrator ............................................................................           7,477
Accrued expenses and other payables .................................................................          33,821
                                                                                                         -------------
     Total Liabilities ..............................................................................       9,269,982
                                                                                                         -------------

TAXABLE MONEY MARKET CUMULATIVE PREFERRED(R)SHARES:
($0.01 par value, 2,280, shares issued with liquidation preference of $25,000 per share) ............      57,000,000

 TOTAL NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) ...............................................      95,087,444
                                                                                                         -------------
FUND TOTAL MANAGED ASSETS ...........................................................................    $152,087,444
                                                                                                         =============

------------------------------------------------------------------
(a) Investments, at cost ............................................................................    $151,510,706
                                                                                                         =============

NET ASSETS CONSIST OF:
Accumulated net investment loss .....................................................................    $   (217,154)
Accumulated net realized gain on investments sold ...................................................       1,126,893
Net unrealized appreciation of investments ..........................................................       1,139,293
Par value ...........................................................................................          49,243
Paid-in capital .....................................................................................      92,989,169
                                                                                                         -------------
     Total Net Assets ...............................................................................    $ 95,087,444
                                                                                                         =============
NET ASSET VALUE, applicable to Common Shares outstanding (par value $0.01 per Common Share) .........    $      19.31
                                                                                                         =============
Number of Common Shares outstanding .................................................................       4,924,349
                                                                                                         =============

Page 8                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)



INVESTMENT INCOME:
 Interest ...........................................................................................    $  3,678,780
 Amendment fee income ...............................................................................          14,520
 Facility fee income ................................................................................          12,610
 Utilized fee income ................................................................................          10,157
 Commitment fee income ..............................................................................           8,757
 Letter of credit fee income ........................................................................           5,566
 Prepay fee income ..................................................................................           1,016
                                                                                                         -------------
     Total investment income ........................................................................       3,731,406
                                                                                                         -------------
EXPENSES:
 Investment advisory fee ............................................................................         737,096
 Money Market Cumulative Preferred(R)Shares commission fees .........................................          72,420
 Audit and legal fees ...............................................................................          65,624
 Administration fee .................................................................................          45,594
 Trustees' fees and expenses ........................................................................          37,500
 Custodian fees .....................................................................................          22,198
 Transfer agent fees ................................................................................          21,751
 Printing fees ......................................................................................          15,001
 Other ..............................................................................................          20,745
                                                                                                         -------------
 Total Expenses .....................................................................................       1,037,929
 Expenses reimbursed by investment advisor ..........................................................         (83,588)
                                                                                                         -------------
     Net expenses ...................................................................................         954,341
                                                                                                         -------------
 NET INVESTMENT INCOME ..............................................................................       2,777,065
                                                                                                         -------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Realized gain from investments sold during the period ..............................................         388,314
 Net change in unrealized appreciation/(depreciation) of investments during the period ..............         708,324
                                                                                                         -------------
 Net realized and unrealized gain on investments ....................................................       1,096,638
                                                                                                         -------------

 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................       3,873,703

 LESS: TAXABLE MONEY MARKET CUMULATIVE PREFERRED(R)SHARE DIVIDENDS ..................................        (486,529)
                                                                                                         -------------

 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO
   COMMON SHARES ....................................................................................    $  3,387,174
                                                                                                         =============

                   See Notes to Financial Statements.                     Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX
                                                                                                MONTHS
                                                                                                 ENDED          PERIOD
                                                                                              11/30/2004         ENDED
                                                                                              (UNAUDITED)     5/31/2004*
                                                                                            --------------   --------------
OPERATIONS:
Net investment income ....................................................................  $   2,777,065    $   2,977,463
Net realized gain on investments sold during the period ..................................        388,314          846,814
Net change in unrealized appreciation/(depreciation) of investments during the period ....        708,324          430,969
                                                                                            --------------   --------------
Net increase in net assets resulting from operations .....................................      3,873,703        4,255,246

DISTRIBUTIONS: PREFERRED SHARE DIVIDENDS:
Dividends paid from net investment income ................................................       (486,529)        (336,354)
                                                                                            --------------   --------------

DISTRIBUTIONS: COMMON SHARE DIVIDENDS:
Dividends paid from net investment income ................................................     (2,667,779)      (2,601,453)
                                                                                            --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES .........        719,395        1,317,439
                                                                                            --------------   --------------

CAPITAL TRANSACTIONS:
Taxable Money Market Cumulative Preferred(R)Shares Issued ................................          --          57,000,000
Value of 6,584 and 10,265 shares reinvested ..............................................        198,182          125,995
Net proceeds from sale of 4,907,500 shares of Common Shares ..............................          --          92,726,433
                                                                                            --------------   --------------
Net increase in net assets ...............................................................        917,577      151,169,867

NET ASSETS:
Beginning of period ......................................................................    151,169,867            --
                                                                                            --------------   --------------
End of period ............................................................................  $ 152,087,444    $ 151,169,867
                                                                                            ==============   ==============
Undistributed net investment income/(Accumulated net investment loss) end of period ......  $    (217,154)   $     160,089
                                                                                            ==============   ==============

--------------------------------------------------
*    The Fund commenced operations on September 18, 2003.

Page 10              See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)



Cash flows from operating activities:
   Investment income received .........................................          $    3,700,539
   Fee income received ................................................                  52,626
   Payment of operating expenses ......................................                (893,159)
   Proceeds from sales of long-term securities ........................             222,075,147
   Purchases of long-term securities ..................................            (220,606,077)
   Net proceeds from short-term investments ...........................                (380,000)
                                                                                 --------------
CASH PROVIDED BY OPERATING ACTIVITIES .................................                                  $    3,949,076

Cash flows from financing activities:
   Distributions paid .................................................              (2,903,458)
                                                                                 --------------
CASH USED BY FINANCING ACTIVITIES .....................................                                      (2,903,458)
                                                                                                         --------------
   Increase in cash ...................................................                                       1,045,618
   Cash at beginning of period ........................................                                         137,375
                                                                                                         --------------
   Cash at end of period ..............................................                                  $    1,182,993
                                                                                                         ==============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ..................                                 $     3,873,703
   Decrease in investments* ...........................................          $    2,233,253
   Increase in interest and dividends receivable ......................                  (4,735)
   Decrease in other assets ...........................................                   1,241
   Decrease in receivables for investments sold .......................               4,892,612
   Decrease in payable for investments purchased ......................              (7,106,939)
   Increase in accrued expenses .......................................                  59,941
                                                                                 --------------
CASH PROVIDED BY OPERATING ACTIVITIES .................................                                 $     3,949,076
                                                                                                        ===============

-----------
*      Includes change in unrealized appreciation of $708,324.

                  See Notes to Financial Statements.                     Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                    SIX MONTHS
                                                                                       ENDED        PERIOD
                                                                                    11/30/2004       ENDED
                                                                                    (UNAUDITED)    5/31/2004*
                                                                                   -------------   ----------
 Net asset value, beginning of period ..........................................   $      19.16    $   19.10
                                                                                   -------------   ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................           0.56         0.61
 Net realized and unrealized gain on investments ...............................           0.24         0.25
                                                                                   -------------   ----------
 Total from investment operations ..............................................           0.80         0.86
                                                                                   -------------   ----------

 DISTRIBUTIONS: PREFERRED SHARES
 Dividends paid from net investment income to MMP*** Shareholders ..............          (0.10)       (0.07)
                                                                                   -------------   ----------

 DISTRIBUTIONS: COMMON SHARES
 Dividends paid from net investment income to Common Shareholders ..............          (0.54)       (0.53)
                                                                                   -------------   ----------
 Dilutive Impact from the offering of MMP Shares++ .............................          --           (0.16)
                                                                                   -------------   ----------
 Change in accumulated unpaid dividends on MMP Shares ..........................          (0.01)       (0.00)#
                                                                                   -------------   ----------
 Common share offering costs charged to paid-in capital ........................          --           (0.04)
                                                                                   -------------   ----------
 Net asset value, end of period ................................................   $      19.31    $   19.16
                                                                                   =============   ==========
 Market Value, end of period ...................................................   $      19.08    $   20.70
                                                                                   =============   ==========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ....................................           3.65%        3.12%
                                                                                   =============   ==========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ .......................................          (5.21)%       6.40%
                                                                                   =============   ==========


 RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS:
 Ratio of operating expenses to average net assets .............................           2.01%**      1.84%**
 Ratio of operating expenses to average net assets without reimbursements ......           2.19%**      2.00%**
 Ratio of net investment income to average net assets ..........................           5.86%**      4.73%**
 Ratio of net investment income to average net assets net of MMP dividends (e) .           4.72%**      4.18%**

 SUPPLEMENTAL DATA:
 Portfolio turnover rate .......................................................         140.87%      106.51%
 Net assets, end of period (in 000's) ..........................................   $     95,087    $  94,170
--------------------------------------------------
 Ratio of operating expenses to Total Average Managed Assets ...................           1.26%**      1.24%**
 Ratio of operating expenses to Total Managed Assets without reimbursements ....           1.37%**      1.35%**

 PREFERRED SHARES:
 Total Money Market Cumulative Preferred(R)Shares Outstanding . ................          2,280        2,280
 Liquidation and Market Value per MMP share (c) ................................   $     25,028    $  25,004
 Asset coverage per share (d) ..................................................   $     66,705    $  66,303

--------------------------------------------------
*    The Fund commenced operations on September 18, 2003.
**   Annualized.
***  Money Market Cumulative Preferred(R) Shares.
(a) Total Return on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total Return on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
(c)  Plus accumulated and unpaid dividends.
(d) Calculated by subtracting the Fund's total liabilities (not including the Preferred Shares) from the Fund's total assets, and dividing this by the number of MMP shares outstanding.
(e) The net investment income ratio reflects income net of operating expenses and payments and changes in unpaid dividends to MMP Shareholders.
+ Total return is not annualized for periods less than one year and does not reflect sales load.
++ The expenses associated with the offering of the MMP Shares had a $(0.16) impact on the Common Share NAV.
#    Amount represents less than $0.01 per Common Share.

Page 12               See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                         NOVEMBER 30, 2004 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is a diversified closed-end management investment company initially organized as a Delaware statutory trust on May 13, 2003. The Fund was reorganized as a Massachusetts business trust on August 8, 2003 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives by investing in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance that the Fund will achieve its investment objective. Investing in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect net asset value, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


CASH FLOW INFORMATION:

The Fund issues its shares, invests in securities, and distributes dividends from net investment income (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash receipts and disbursements is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion/amortization of discount/premium recognized on investment securities.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Amendment fees are compensation for evaluating and accepting changes to credit agreements. Commitment fees are compensation received on undrawn amounts under a revolving credit agreement. Facility fees are received on a facility's entire committed amount, regardless of usage. Delayed compensation fees are received for delays of settlement of interest income.


UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments and Statement of Assets and Liabilities.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the Money Market Cumulative Preferred(R) Shares ("MMP Shares"). If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the MMP Shares issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.


INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


EXPENSES:

The Fund will pay all expenses directly related to its operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


COMMON SHARE ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust and Four Corners Capital Management, LLC ("Four Corners") have paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Fund's share of Common Share offering costs, $196,300, were recorded as a reduction of the proceeds from the sale of Common Shares at May 31, 2004.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For its services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.97% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding MMP Shares and accrued liabilities.

Four Corners (the "Sub-Adviser") serves as the Fund's sub-adviser and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Adviser receives a portfolio management fee of 0.56% of Managed Assets that is paid monthly by First Trust out of the First Trust management fee.

First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.11% of the average daily Managed Assets of the Fund for the first two years of the Fund's operations through October 1, 2005. From October 1, 2005 through September 30, 2007, First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.05% of the average daily Managed Assets of the Fund. The Sub-Adviser has agreed to bear a portion of this expense reimbursement obligation by reducing the amount of its full sub-advisory fee by 0.045% in years one and two and 0.02% from October 1, 2005 through September 30, 2007. Reimbursements are reported as "expenses reimbursed by investment advisor" in the statement of operations.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Deutsche Bank Trust Company Americas, a wholly owned subsidiary of Deutsche Bank AG ("Auction Agent"), serves as the Fund's MMP Share transfer agent, registrar, dividend disbursing agent and redemption agent.

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of its affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2004, aggregated amounts were $213,450,096 and $217,182,172, respectively.

As of November 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $1,315,439 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $176,146.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

                                 5. COMMON STOCK

As of November 30, 2004, 4,924,349 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.


COMMON STOCK TRANSACTIONS WERE AS FOLLOWS:

                                                               SIX MONTHS ENDED              PERIOD ENDED
                                                               NOVEMBER 30, 2004             MAY 31, 2004
                                                               -----------------             ------------
                                                             SHARES        AMOUNT        SHARES        AMOUNT
                                                             ------        ------        ------        ------
Proceeds from shares sold .................................    --         $   --       4,907,500    $93,733,250
Issued as reinvestment of dividends under
   the Dividend Reinvestment Plan .........................  10,265        198,182         6,584        125,995
Offering Cost Common Shares ...............................    --             --           --          (196,300)
Offering Cost MMP Shares ..................................    --             --           --          (810,517)
                                                             ------       --------     ---------    -----------
                                                             10,265       $198,182     4,914,084    $92,852,428
                                                             ======       ========     =========    ===========

                 6. MONEY MARKET CUMULATIVE PREFERRED(R) SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share, in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. On November 30, 2004, 2,280 Money Market Cumulative Preferred(R) Shares ("MMP Shares") were issued and outstanding. Offering Costs of $240,517 and commissions of $570,000, paid directly to Lehman Brothers, were charged to capital of Common Shares at May 31, 2004, upon issuance of Preferred Shares.

The Fund is required to meet certain asset coverage tests with respect to the MMP Shares. If the Fund fails to maintain Eligible Assets having an aggregated Discounted Value at least equal to the MMP Shares Basic Maintenance Amount as of any Valuation Date and the failure is not cured on or before the related Asset Coverage Cure Date, the Fund will be required in certain circumstances to redeem certain MMP Shares.

An auction of the MMP Shares is generally held every 28 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date.

As of November 30, 2004, 2,280 of the MMP Shares were outstanding at an annual dividend rate of 2.098%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner not related directly to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to guidance of the EITF, the Fund's MMP Shares are classified outside of permanent equity (net assets to common stock) in the accompanying financial statements.

                                 7. SENIOR LOANS

Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in it's portfolio of generally between 18-36 months.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

Senior Loans in which the Fund invests generally pay interest at rates, which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               8. SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 13, 2004. At the Annual Meeting three of the Fund's Trustees, consisting of James A. Bowen, Niel B. Nielson and Richard E. Erickson, were elected by holders of Common and Preferred Shares voting together as a single class, to serve an additional one year term. The number of votes cast for James A. Bowen was 4,802,084, the number of votes withheld was 33,265 and the number of abstentions was 82,944. The number of votes cast for Niel B. Nielson was 4,793,384, the number of votes withheld was 41,965 and the number of abstentions was 82,944. The number of votes cast for Richard E. Erickson was 4,796,584, the number of votes withheld was 38,765 and the number of abstentions was 82,944.

Also at the Annual Meeting of Shareholders of the Fund, two of the Fund's Trustees, Thomas R. Kadlec and David M. Oster, were elected by the holders of MMP Shares to serve an additional one year term. The number of votes cast for each Trustee was 2,280, and there were no abstention or votes withheld.

                              9. SUBSEQUENT EVENTS

On November 22, 2004, the Fund declared a dividend of $0.0925 per share, which represents a dividend from net investment income to Common Shareholders of record on December 6, 2004, payable December 15, 2004.

On December 20, 2004, the Fund declared a dividend of $0.0948 per share, which represents a dividend from net investment income and realized short-term capital gains to Common Shareholders of record on December 31, 2004, payable January 18, 2005.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the AMEX or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

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ADDITIONAL INFORMATION - (CONTINUED)
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            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


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                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.